LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND
                        LOOMIS SAYLES INSTITUTIONAL FUNDS
                        LOOMIS SAYLES RETAIL EQUITY FUNDS
                        LOOMIS SAYLES RETAIL INCOME FUNDS
                                  (THE "FUNDS")

Supplement dated September 30, 2004 to the Loomis Sayles Institutional Funds, Loomis Sayles Retail Equity Funds, and Loomis Sayles Retail Income Funds
Prospectuses, each dated February 1, 2004, and Loomis Sayles High Income Opportunities Fund Prospectus dated March 1, 2004, each as may be supplemented from time to time

Effective November 1, 2004, the name of the Distributor for the Funds will change from CDC IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.





                                                                   M-LSSP13-0904

                          LOOMIS SAYLES WORLDWIDE FUND
                                  (THE "FUND")

                     SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
    LOOMIS SAYLES FUNDS I AND LOOMIS SAYLES FUNDS II EQUITY FUNDS PROSPECTUS
        DATED FEBRUARY 1, 2004, AS MAY BE SUPPLEMENTED FROM TIME TO TIME


Effective October 1, 2004, Mark B. Baribeau and Warren Koontz will serve as portfolio managers of both the domestic and international equity securities sectors of the Fund, replacing Robert Ix on the domestic equity securities sector, and John Tribolet and Eswar Menon on the international equity securities sector. Daniel J. Fuss remains as portfolio manager of the domestic fixed income securities sector of the Fund and David Rolley remains as portfolio manager of the international fixed income securities sector.

In conjunction with the above changes, the following information replaces the paragraph on page 38 under the section titled "Portfolio Managers":

LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as the portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996. Mr. Fuss joined Loomis Sayles in 1976. David Rolley, Vice President of Loomis Sayles, has served as portfolio manager of the international fixed income securities sector of the Fund since 2000. Mr. Rolley joined Loomis Sayles in 1994. Mark B. Baribeau, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Baribeau joined Loomis Sayles in 1989. Warren Koontz, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Koontz joined Loomis Sayles in 1995.




                                                                   M-LSSP15-0904

                              LOOMIS SAYLES FUNDS I
                             LOOMIS SAYLES FUNDS II
                                 (THE "TRUSTS")

                     SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
    LOOMIS SAYLES FUNDS I AND LOOMIS SAYLES FUNDS II EQUITY FUNDS PROSPECTUS
        DATED FEBRUARY 1, 2004, AS MAY BE SUPPLEMENTED FROM TIME TO TIME

ALL FUNDS

Effective November 1, 2004, the name of the Distributor for the Trusts will change from CDC IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.

                                       ***
LOOMIS SAYLES WORLDWIDE FUND ONLY

In addition to the above change, effective October 1, 2004, Mark B. Baribeau and Warren Koontz will serve as portfolio managers of both the domestic and international equity securities sectors of the Loomis Sayles Worldwide Fund (the "Fund"), replacing Robert Ix on the domestic equity securities sector, and John Tribolet and Eswar Menon on the international equity securities sector. Daniel
J. Fuss remains as portfolio manager of the domestic fixed income securities sector of the Fund and David Rolley remains as portfolio manager of the international fixed income securities sector.

In conjunction with the above changes, the following information replaces the paragraph on page 38 under the section titled "Portfolio Managers":

LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as the portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996. Mr. Fuss joined Loomis Sayles in 1976. David Rolley, Vice President of Loomis Sayles, has served as portfolio manager of the international fixed income securities sector of the Fund since 2000. Mr. Rolley joined Loomis Sayles in 1994. Mark B. Baribeau, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Baribeau joined Loomis Sayles in 1989. Warren Koontz, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Koontz joined Loomis Sayles in 1995.



                                                                   M-LSSP16-0904